Classification of Expenses By Nature - Details of Classification of Expenses By Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Advertising expenses	₩ 38,731	₩ 13,661	₩ 29,898
Fees and commissions	293,302	472,324	259,024
Lease expenses	1,380	1,292	1,179
Bad debt	589	1,402	701
Outsourcing expenses	9,215	13,053	11,415
Salaries	50,092	44,339	40,315
Expenses related to defined contribution and benefit plans	3,022	2,505	2,255
Employee benefits	4,538	4,256	3,895
Depreciation	6,023	5,252	5,145
Amortization	3,211	2,406	1,917
Other expenses	4,553	4,020	3,032
Total	₩ 414,656	₩ 564,510	₩ 358,776